Intangible Assets, Net (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 18,383	$ 9,558
Accumulated amortization	(1,982)	(1,350)
Intangible assets, net	16,401	8,208
Amortization expense	632	420	$ 401
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	13,096	9,558
Accumulated amortization	(1,889)	(1,350)
Intangible assets, net	$ 11,207	8,208
Software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 3,638	0
Accumulated amortization	(57)	0
Intangible assets, net	$ 3,581	0
Core technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Core technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	6 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,209	0
Accumulated amortization	(19)	0
Intangible assets, net	$ 1,190	0
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	2 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 440	0
Accumulated amortization	(17)	0
Intangible assets, net	$ 423	$ 0
Useful lives	2 years